ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES

NOTE 17. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2012	2013
Accrued professional fees	$1,319	$740
Accrued royalties	967	128
Accrued advertising expenses	696	421
Accrued incentive to distributors	172	137
Accrued director compensation and liability insurance	513	424
Other	1,515	767

	$5,182	$2,617